Related Parties - Summary of Salaries and Other Compensations To The Key Members of Management of The Company (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Key management personnel compensation [Abstract]
Salaries	₩ 866	₩ 1,026	₩ 1,272
Retirement benefits	33	58	21
Total	₩ 899	₩ 1,084	₩ 1,293